Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

April 30, 2019

IRE-QTLY-0619
1.815812.114

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 4.4%
360 Capital Group Ltd. unit	4,004,566	$2,724,213
Abacus Property Group unit	2,084,390	5,539,603
Arena (REIT) unit	2,199,692	4,543,472
Mirvac Group unit	3,196,790	6,377,623
National Storage (REIT) unit	3,983,990	5,027,240

TOTAL AUSTRALIA		24,212,151

Bailiwick of Guernsey - 0.6%
Sirius Real Estate Ltd.	4,087,600	3,384,696
Belgium - 1.9%
Aedifica SA (a)	29,558	2,652,180
Home Invest Belgium SA	12,453	1,379,968
Warehouses de Pauw	41,376	6,209,300
Warehouses de Pauw rights (b)(c)	41,376	222,755

TOTAL BELGIUM		10,464,203

Bermuda - 6.7%
Great Eagle Holdings Ltd.	1,648,752	7,765,830
Hongkong Land Holdings Ltd.	1,327,200	9,250,584
Tai Cheung Holdings Ltd.	11,797,000	12,496,567
Wing Tai Properties Ltd.	10,042,000	7,616,498

TOTAL BERMUDA		37,129,479

Cayman Islands - 3.9%
Cheung Kong Property Holdings Ltd.	2,737,500	21,984,308
Finland - 3.2%
Kojamo OYJ	1,332,200	15,808,589
Suomen Hoivatilat Oyj (a)	174,600	1,793,815

TOTAL FINLAND		17,602,404

France - 3.6%
Altarea SCA	19,694	4,161,528
ARGAN SA	93,890	5,686,579
Societe Fonciere Lyonnaise SA	140,044	10,241,182

TOTAL FRANCE		20,089,289

Germany - 7.9%
alstria office REIT-AG	176,500	2,767,514
DIC Asset AG	143,100	1,568,094
LEG Immobilien AG	110,078	12,809,337
Vonovia SE	539,854	26,926,596

TOTAL GERMANY		44,071,541

Greece - 0.9%
Grivalia Properties REIC	386,791	4,919,573
Hong Kong - 2.7%
Hysan Development Co. Ltd.	1,033,703	5,784,668
Magnificent Hotel Investment Ltd.	180,685,000	4,330,101
Sino Land Ltd.	2,645,561	4,653,878

TOTAL HONG KONG		14,768,647

India - 1.0%
Embassy Office Parks (REIT) (b)	540,400	2,486,180
Oberoi Realty Ltd.	401,770	2,926,442

TOTAL INDIA		5,412,622

Ireland - 4.1%
Green REIT PLC	1,345,300	2,556,057
Hibernia (REIT) PLC	3,328,671	5,338,815
Irish Residential Properties REIT PLC	8,318,000	14,740,561

TOTAL IRELAND		22,635,433

Italy - 0.5%
COIMA RES SpA (d)	329,339	2,859,052
Japan - 19.4%
Advance Residence Investment Corp.	3,938	10,976,696
Daibiru Corp. (e)	122,700	1,082,760
Health Care & Medical Investment Corp. (a)	3,627	3,705,306
Ichigo, Inc.	831,000	2,670,658
Japan Rental Housing Investment, Inc.	15,674	12,086,688
Katitas Co. Ltd.	45,400	1,493,703
Kenedix, Inc.	1,450,100	6,873,314
Mitsubishi Estate Co. Ltd.	1,849,000	31,130,660
Mitsui Fudosan Co. Ltd.	1,198,000	27,606,858
Nippon Healthcare Investment Corp.	1,800	2,784,147
Nomura Real Estate Holdings, Inc.	232,600	4,917,393
Park24 Co. Ltd.	132,300	2,770,824

TOTAL JAPAN		108,099,007

Mexico - 0.5%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,862,862	2,937,107
New Zealand - 1.8%
Auckland International Airport Ltd.	1,919,519	10,217,913
Norway - 1.5%
Entra ASA (a)(d)	385,800	5,589,717
Self Storage Group ASA (b)	1,368,752	2,935,040

TOTAL NORWAY		8,524,757

Singapore - 9.2%
Parkway Life REIT	6,473,300	13,754,751
United Industrial Corp. Ltd.	4,565,500	10,640,861
UOL Group Ltd.	2,634,747	14,683,760
Wing Tai Holdings Ltd.	8,037,781	12,114,882

TOTAL SINGAPORE		51,194,254

Spain - 0.3%
Melia Hotels International SA	160,603	1,590,568
Sweden - 4.9%
Amasten Holding AB (b)	10,423,025	6,088,434
Catena AB	113,300	2,916,093
D. Carnegie & Co. AB (b)	313,500	5,929,249
Fastighets AB Trianon Class B	191,825	1,530,556
Hufvudstaden AB Series A	433,150	7,217,683
Stendorren Fastigheter AB	255,400	3,342,428

TOTAL SWEDEN		27,024,443

Switzerland - 3.0%
Flughafen Zuerich AG	15,560	2,562,410
PSP Swiss Property AG	137,834	14,068,145

TOTAL SWITZERLAND		16,630,555

United Kingdom - 10.4%
Assura PLC	11,247,719	8,741,547
Big Yellow Group PLC	230,100	3,123,525
Grainger Trust PLC	3,684,177	12,106,500
Great Portland Estates PLC	255,818	2,517,245
Helical Bar PLC	1,698,959	7,621,122
Land Securities Group PLC	590,639	7,108,884
Rightmove PLC	629,500	4,437,612
Safestore Holdings PLC	356,368	2,992,693
Shaftesbury PLC	679,400	7,614,634
St. Modwen Properties PLC	25	134
UK Coal PLC	862,800	1,535,749

TOTAL UNITED KINGDOM		57,799,645

United States of America - 3.5%
CoStar Group, Inc. (b)	10,700	5,309,875
Prologis, Inc.	184,900	14,176,283

TOTAL UNITED STATES OF AMERICA		19,486,158

TOTAL COMMON STOCKS
(Cost $513,959,411)		533,037,805

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.49% (f)	20,320,593	20,324,658
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	4,680,825	4,681,293
TOTAL MONEY MARKET FUNDS
(Cost $25,005,840)		25,005,951
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $538,965,251)		558,043,756
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,067,612)
NET ASSETS - 100%		$555,976,144

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,448,769 or 1.5% of net assets.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$338,033
Fidelity Securities Lending Cash Central Fund	31,057
Total	$369,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amasten Holding AB	$6,775,104	$--	$1,068,058	$--	$58,633	$322,754	$--
Total	$6,775,104	$--	$1,068,058	$--	$58,633	$322,754	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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